Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 2,763	$ 12,657
Short-term deposits	68,268	69,131
Restricted deposits	3,115	3,152
Prepaid expenses and other receivables	1,102	816
Total current assets	75,248	85,756
LONG-TERM ASSETS:
Long term prepaid expenses	437	471
Property and equipment, net	12,354	12,798
Right-of-use asset	8,009	8,363
Total long-term assets	20,800	21,632
Total assets	96,048	107,388
CURRENT LIABILITIES:
Trade payables	2,008	2,566
Other payables and accrued expenses	3,410	3,474
Current maturities of operating lease liabilities	1,038	1,062
Total current liabilities	6,456	7,102
LONG-TERM LIABILITIES:
Long-term loan	5,411	5,610
Warrants liability	4,055	3,597
Operating lease liabilities	6,109	6,604
Total long-term liabilities	15,575	15,811
Total liabilities	22,031	22,913
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2023 and June 30, 2024; Issued and outstanding: 69,670,612 and 69,924,154 shares as of December 31, 2023 and June 30, 2024, respectively
Additional paid-in capital	205,126	200,234
Accumulated deficit	(131,109)	(115,759)
Total shareholders’ equity	74,017	84,475
Total liabilities and shareholders’ equity	$ 96,048	$ 107,388